Allowance for credit losses - Development of allowance for credit losses for off balance sheet positions (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[1]		€ 361
Of which: Financial guarantees	[1]		181
Movements including new business	[1]		(3)
Transfers due to changes in creditworthiness	[1],[2]		0
Changes in models	[1]		0
Foreign exchange and other changes	[1]		(24)
Balance, end of reporting period	[1]		335
Of which: Financial guarantees	[1]		181
Provision for credit losses excluding country risk	[1],[3]		(3)
Allowance for credit losses
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[4]	€ 393
Of which: Financial guarantees	[4]	229
Movements including new business	[4]	17
Transfers due to changes in creditworthiness	[4],[5]	0
Changes in models	[4]	0
Foreign exchange and other changes	[4]	(30)
Balance, end of reporting period	[4]	380
Of which: Financial guarantees	[4]	229
Provision for credit losses excluding country risk	[4],[6]	17
Stage 1
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[1]		106
Of which: Financial guarantees	[1]		55
Movements including new business	[1]		(15)
Transfers due to changes in creditworthiness	[1],[2]		3
Changes in models	[1]		0
Foreign exchange and other changes	[1]		(3)
Balance, end of reporting period	[1]		91
Of which: Financial guarantees	[1]		55
Provision for credit losses excluding country risk	[1],[3]		(12)
Stage 1 | Allowance for credit losses
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[4]	98
Of which: Financial guarantees	[4]	86
Movements including new business	[4]	(8)
Transfers due to changes in creditworthiness	[4],[5]	4
Changes in models	[4]	0
Foreign exchange and other changes	[4]	(1)
Balance, end of reporting period	[4]	94
Of which: Financial guarantees	[4]	86
Provision for credit losses excluding country risk	[4],[6]	(3)
Stage 2
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[1]		82
Of which: Financial guarantees	[1]		42
Movements including new business	[1]		9
Transfers due to changes in creditworthiness	[1],[2]		(3)
Changes in models	[1]		0
Foreign exchange and other changes	[1]		(9)
Balance, end of reporting period	[1]		78
Of which: Financial guarantees	[1]		42
Provision for credit losses excluding country risk	[1],[3]		6
Stage 2 | Allowance for credit losses
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[4]	96
Of which: Financial guarantees	[4]	59
Movements including new business	[4]	7
Transfers due to changes in creditworthiness	[4],[5]	(6)
Changes in models	[4]	0
Foreign exchange and other changes	[4]	(2)
Balance, end of reporting period	[4]	96
Of which: Financial guarantees	[4]	59
Provision for credit losses excluding country risk	[4],[6]	1
Stage 3
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[1]		173
Of which: Financial guarantees	[1]		84
Movements including new business	[1]		1
Transfers due to changes in creditworthiness	[1],[2]		0
Changes in models	[1]		0
Foreign exchange and other changes	[1]		(12)
Balance, end of reporting period	[1]		162
Of which: Financial guarantees	[1]		84
Provision for credit losses excluding country risk	[1],[3]		1
Stage 3 | Allowance for credit losses
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[4]	196
Of which: Financial guarantees	[4]	84
Movements including new business	[4]	16
Transfers due to changes in creditworthiness	[4],[5]	2
Changes in models	[4]	0
Foreign exchange and other changes	[4]	(25)
Balance, end of reporting period	[4]	189
Of which: Financial guarantees	[4]	84
Provision for credit losses excluding country risk	[4],[6]	18
Stage 3 POCI
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[1]		0
Of which: Financial guarantees	[1]		0
Movements including new business	[1]		3
Changes in models	[1]		0
Foreign exchange and other changes	[1]		0
Balance, end of reporting period	[1]		3
Of which: Financial guarantees	[1]		0
Provision for credit losses excluding country risk	[1],[3]		€ 3
Stage 3 POCI | Allowance for credit losses
Development Of Allowance For Credit Losses For Off Balance Sheet Positions [Line Item]
Balance, beginning of year	[4]	2
Of which: Financial guarantees	[4]	0
Movements including new business	[4]	1
Changes in models	[4]	0
Foreign exchange and other changes	[4]	(2)
Balance, end of reporting period	[4]	1
Of which: Financial guarantees	[4]	0
Provision for credit losses excluding country risk	[4],[6]	€ 1

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 10 million as of June 30, 2025
[2]	Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[3]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[4]	[3]Allowance for credit losses does not include allowance for country risk amounting to € 13 million as of June 30, 2026
[5]	Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models